TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 3	$ 4	$ 3
Current trade receivables	1,059	1,027
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,104	1,076
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(45)	(49)
Total past due | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,104	1,076
Total past due | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (45)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.60%)
Past due not more than three months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 180	228
Past due not more than three months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (1)
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(3.90%)
Past due more than three months and not more than six months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 51	97
Past due more than three months and not more than six months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (2)
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(48.20%)
Past due more than six months and not more than one year | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 85	141
Past due more than six months and not more than one year | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (41)
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.10%)
Neither past due nor impaired | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 788	$ 610
Neither past due nor impaired | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (1)